Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) T in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) T	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	$ (44)	$ (18)	$ (402)
Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual production capacity | T	1.3
Colombia [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		3
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	$ 29	18
United States [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications			134
Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	51
Spain [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications			86
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets			12
France [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		8
United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	12	28	6
United Kingdom [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications			182
Germany [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets			$ 32
Costa Rica [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	43
El Salvador [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	1
Puerto Rico [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		5
Dominican Republic [member] | Classification of assets as held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		$ 2
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	(3)
Construction in progress [member] | Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of plant	$ 240